Other Financial Expenses, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Yard cost cover expense	$ (8.0)	$ (3.1)	$ (13.7)	$ (6.2)
Amortization of deferred finance charges	(1.6)	(1.9)	(3.2)	(3.0)
Bank commitment, guarantee and other fees	(0.4)	(1.3)	(1.2)	(2.0)
Foreign exchange gain/(loss)	0.1	(1.9)	(0.2)	(2.5)
Other financial (expense)/income	(0.4)	2.9	(0.1)	2.7
Total	$ (10.3)	$ (5.3)	$ (18.4)	$ (11.0)